Document and Entity Information	Nov. 02, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	001-40021
Entity Registrant Name	AEON Biopharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3940478
Entity Address State Or Province	CA
Entity Address, Address Line One	130 Vantis Dr.
Entity Address, Adress Line Two	Suite 170
Entity Address, City or Town	Aliso Viejo
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	354-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AEON
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837607
Amendment Flag	false